SCHEDULE OF FIXED ASSETS AND FINANCE LEASE RIGHT OF USE ASSETS (Details) - USD ($)	Sep. 30, 2025	Jul. 15, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (556,703)		$ (497,315)	$ (423,230)
Property and equipment, net	8,276,617	$ 236,916	5,460,179	3,229,200
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	970,455		970,455	970,455
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	852,369		803,508	668,847
Autos and Trucks [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	34,680		34,680	34,680
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,975,816		3,892,464	1,722,061
Land and Building - Rental Property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 256,387	$ 256,387